Common Stock (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Reserved Shares of Common Stock

As of December 31, 2025 and 2024, the Company had reserved shares of common stock for issuance as follows:

	2025	2024

Common Stock Outstanding	36,920,226	36,688,266
Warrants Outstanding	14,107,989	14,107,989
Contingent Earnout Shares	26,000,000	26,000,000
Performance Based Management Earnout	-	2,000,000
2023 Equity Incentive Plan Available for Future Issuance	2,542,011	2,773,971
Employee Stock Purchase Plan Available for Future Issuance	1,000,000	1,000,000
Total	80,570,226	82,570,226